Structured entities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2013
Disclosure of information about consolidated structured entities [line items]
Transfer of financial assets			€ 2,000
Fee income recognised	€ 20	€ 19
Combined interest and FX rate risk
Disclosure of information about consolidated structured entities [line items]
Fair value of swap	(11)	(26)
Financial assets, amounts recognized in income statement	14	14
Fee income recognised	1	1
Mont Blanc
Disclosure of information about consolidated structured entities [line items]
Undrawn borrowing facilities	3,119	2,268
Borrowing facility	0	0
Total for all consolidated structured entities | Securitisations
Disclosure of information about consolidated structured entities [line items]
Securitisations	74,000	67,000
Securitisation, issued externally | Securitisations
Disclosure of information about consolidated structured entities [line items]
Securitisations	€ 4,000	€ 2,000